CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH EQUIVALENTS
Money Market Accounts Interest Rate Minimum	0.05%
Money Market Accounts Interest Rate Maximum	1.00%
Cash Equivalents, at Carrying Value	$ 1,916,033	$ 1,213,799